Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Bennett Group of Funds
Prospectus Date	rr_ProspectusDate	Nov. 22, 2011
Supplement [Text Block]	cik0001501521_SupplementTextBlock

BENNETT GROUP OF FUNDS

Bennett Conservative Fund
Bennett Moderate Fund
Bennett Growth Fund
Bennett Aggressive Growth Fund
(each a "Fund" and collectively, the "Funds")

Supplement to the Funds' Statutory Prospectus
dated May 13, 2011 (amended and restated as of November 22, 2011)

The first paragraph under the "Principal Investment Strategies" section of the Bennett Conservative Fund's Fund Summary is hereby replaced in its entirety with the following:

The Fund invests substantially all of its assets in the Conservative Series. The Conservative Series is a fund of funds that principally invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds").  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities. For example, the Underlying Funds in which the Conservative Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), currencies, real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  The Conservative Series may also invest a portion of its assets directly in the same types of investments in which the Underlying Funds invest.  By strategically allocating the Conservative Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Conservative Series' overall risk and volatility may be reduced.

The first paragraph under the "Principal Investment Strategies" section of the Bennett Moderate Fund's Fund Summary is hereby replaced in its entirety with the following:

The Fund invests substantially all of its assets in the Moderate Series. The Moderate Series is a fund of funds that principally invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds"). These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities. For example, the Underlying Funds in which the Moderate Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), currencies, real estate investment trusts and derivatives (such as futures, options or swap agreements). These investments may be made in both domestic and foreign markets, including emerging markets.  The Moderate Series may also invest a portion of its assets directly in the same types of investments in which the Underlying Funds invest.  By strategically allocating the Moderate Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Moderate Series' overall risk and volatility may be reduced.

The first paragraph under the "Principal Investment Strategies" section of the Bennett Growth Fund's Fund Summary is hereby replaced in its entirety with the following:

The Fund invests substantially all of its assets in the Growth Series. The Growth Series is a fund of funds that principally invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds"). These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities. For example, the Underlying Funds in which the Growth Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), currencies, real estate investment trusts and derivatives (such as futures, options or swap agreements). These investments may be made in both domestic and foreign markets, including emerging markets.  The Growth Series may also invest a portion of its assets directly in the same types of investments in which the Underlying Funds invest.  By strategically allocating the Growth Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Growth Series' overall risk and volatility may be reduced.

The first paragraph under the "Principal Investment Strategies" section of the Bennett Aggressive Growth Fund's Fund Summary is hereby replaced in its entirety with the following:

The Fund invests substantially all of its assets in the Aggressive Growth Series.  The Aggressive Growth Series is a fund of funds that principally invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds").  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Aggressive Growth Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), currencies, real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  The Aggressive Growth Series may also invest a portion of its assets directly in the same types of investments in which the Underlying Funds invest.   By strategically allocating the Aggressive Growth Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Aggressive Growth Series' overall risk and volatility may be reduced.

Please keep this Supplement for future reference.

This Supplement is dated January 13, 2012.

Bennett Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001501521_SupplementTextBlock

BENNETT GROUP OF FUNDS

Bennett Conservative Fund

Supplement to the Funds' Statutory Prospectus
dated May 13, 2011 (amended and restated as of November 22, 2011)

The first paragraph under the "Principal Investment Strategies" section of the Bennett Conservative Fund's Fund Summary is hereby replaced in its entirety with the following:

The Fund invests substantially all of its assets in the Conservative Series. The Conservative Series is a fund of funds that principally invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds").  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities. For example, the Underlying Funds in which the Conservative Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), currencies, real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  The Conservative Series may also invest a portion of its assets directly in the same types of investments in which the Underlying Funds invest.  By strategically allocating the Conservative Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Conservative Series' overall risk and volatility may be reduced.

Please keep this Supplement for future reference.

This Supplement is dated January 13, 2012.

Bennett Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001501521_SupplementTextBlock

BENNETT GROUP OF FUNDS

Bennett Moderate Fund

Supplement to the Funds' Statutory Prospectus
dated May 13, 2011 (amended and restated as of November 22, 2011)

The first paragraph under the "Principal Investment Strategies" section of the Bennett Moderate Fund's Fund Summary is hereby replaced in its entirety with the following:

The Fund invests substantially all of its assets in the Moderate Series. The Moderate Series is a fund of funds that principally invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds"). These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities. For example, the Underlying Funds in which the Moderate Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), currencies, real estate investment trusts and derivatives (such as futures, options or swap agreements). These investments may be made in both domestic and foreign markets, including emerging markets.  The Moderate Series may also invest a portion of its assets directly in the same types of investments in which the Underlying Funds invest.  By strategically allocating the Moderate Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Moderate Series' overall risk and volatility may be reduced.

Please keep this Supplement for future reference.

This Supplement is dated January 13, 2012.

Bennett Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001501521_SupplementTextBlock

BENNETT GROUP OF FUNDS

Bennett Growth Fund

Supplement to the Funds' Statutory Prospectus
dated May 13, 2011 (amended and restated as of November 22, 2011)

The first paragraph under the "Principal Investment Strategies" section of the Bennett Growth Fund's Fund Summary is hereby replaced in its entirety with the following:

The Fund invests substantially all of its assets in the Growth Series. The Growth Series is a fund of funds that principally invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds"). These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities. For example, the Underlying Funds in which the Growth Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), currencies, real estate investment trusts and derivatives (such as futures, options or swap agreements). These investments may be made in both domestic and foreign markets, including emerging markets.  The Growth Series may also invest a portion of its assets directly in the same types of investments in which the Underlying Funds invest.  By strategically allocating the Growth Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Growth Series' overall risk and volatility may be reduced.

Please keep this Supplement for future reference.

This Supplement is dated January 13, 2012.

Bennett Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001501521_SupplementTextBlock

BENNETT GROUP OF FUNDS

Bennett Aggressive Growth Fund

Supplement to the Funds' Statutory Prospectus
dated May 13, 2011 (amended and restated as of November 22, 2011)

The first paragraph under the "Principal Investment Strategies" section of the Bennett Aggressive Growth Fund's Fund Summary is hereby replaced in its entirety with the following:

The Fund invests substantially all of its assets in the Aggressive Growth Series.  The Aggressive Growth Series is a fund of funds that principally invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the "Underlying Funds").  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Aggressive Growth Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), currencies, real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  The Aggressive Growth Series may also invest a portion of its assets directly in the same types of investments in which the Underlying Funds invest.   By strategically allocating the Aggressive Growth Series' assets among a number of asset classes and Underlying Funds, the Adviser believes the Aggressive Growth Series' overall risk and volatility may be reduced.

Please keep this Supplement for future reference.

This Supplement is dated January 13, 2012.